SEGMENT REPORTING (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
SEGMENT REPORTING
Number of reportable segment | segment	1		1
Other segment items:
Total stock-based compensation expense	$ 133	$ 717
Financial expense, net	81	(46)	$ 533	$ 77
Gain on change in fair value of Warrants liability (Note 7)		(179)	(179)	(147)
Depreciation	37	52	199	240
Net loss	(2,127)	(2,864)	(10,307)	(11,623)
Single reportable segment
Research and Development expenses:
Payroll and payroll related	339	434	1,596	1,633
Subcontractors and consultants	140	400	1,116	1,582
Other	178	174	703	849
General and Administrative expenses
Payroll and payroll related	612	713	2,572	3,424
Professional services	337	327	1,299	2,007
Other	262	272	947	1,259
Other segment items:
Total stock-based compensation expense	133	717	1,520	698
Financial expense, net	81	(46)	534	77
Gain on change in fair value of Warrants liability (Note 7)		(179)	(179)	(147)
Depreciation			199	241
Net loss	$ 2,127	$ 2,864	$ 10,307	$ 11,623